Interest, Net (Components Of Interest) (Details) (USD $) In Millions	12 Months Ended
	May 29, 2011	May 30, 2010	May 31, 2009
Interest, Net
Interest expense	$ 93.7	$ 95.7	$ 113.7
Imputed interest on capital leases	3.8	3.9	3.9
Capitalized interest	(3.0)	(4.4)	(9.3)
Interest income	(0.9)	(1.3)	(0.9)
Interest, net	$ 93.6	$ 93.9	$ 107.4